Supplemental Disclosures (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 03, 2010 Kroll Divestiture [Member]	Dec. 31, 2011 Kroll Divestiture [Member]	Dec. 31, 2011 KLS [Member]
Supplemental Disclosures [Line Items]
Non-cash issuance of common stock	$ 193	$ 197	$ 182
Stock-based compensation expense, equity awards	152	165	174
Cash from disposal, disposition, and/or sale transaction				$ 1,130	$ 1,130	$ 110